SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10  -  SHAREHOLDERS' EQUITY

A.	All share and per share amounts in the financial statements have been adjusted to reflect the Reverse Share Split.

B.
See Note 1D regarding the conversion on a 1:1 basis, of each and every class and series of the Company's authorized and outstanding preferred shares into the Company's Pre-Split Ordinary Shares and the conversion on a 1:1 basis of all outstanding preferred share warrants into warrants to purchase Pre-Split Ordinary Shares, each of which occurred immediately prior to the consummation of the IPO on February 24, 2015.

C.	Ordinary shares

1.          The ordinary shares provide their owners with rights to receive dividends in cash and shares, and rights to participate at the time of distributing liquidation dividends. Additionally, the ordinary shareholders have the right to vote at shareholder meetings in a manner that each share provides one voting right to its holder.

2.	Changes in ordinary share capital

a.
On May 11, 2010, the Company issued, free of charge, to all of its shareholders (except for certain ordinary shareholders), warrants to purchase an aggregate of 32,174 ordinary shares (hereafter- "Anti-dilution Warrants"). The Anti-dilution Warrants were issued in order to prevent the dilution of the holdings of such Company shareholders due to certain options granted to the Company's CEO (hereafter- "CEO options"). The Anti-dilution Warrants were subject to automatic exercise, without consideration (unless the holder thereof objected to such exercise), upon the exercise by the Company's CEO of the CEO Options. The fair value of the Anti-dilution Warrants on the grant date was immaterial. Anti-dilution warrants to purchase 56 and 17,149 ordinary shares were exercised during the years ended December 31, 2016 and 2015, respectively. No such warrants were exercised during the year ended December 31, 2017. As of December 31, 2017 and December 31, 2016, 14,969 Anti-dilution Warrants were outstanding.

b.
On February 24, 2015, the Company consummated an IPO in the U.S. of 166,667 units at a public offering price of $72 per unit, before underwriting discounts and offering expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitles the holder to purchase one ordinary share at an exercise price of $90. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $82.80.

The Company granted the underwriters a 45-day over-allotment option to purchase up to 25,000 additional units (together with an accompanying 37,500 Long Term Incentive Warrants). The option to purchase additional 8,334 units was partially exercised on March 6, 2015. The units were separated into one ordinary share and one-half of a Series A Warrant to purchase one ordinary share on March 18, 2015, and the units ceased to exist as of such date. On April 6, 2015, the option to purchase additional 12,500 ordinary shares and 6,250 Series A Warrants was partially exercised. The Company received net proceeds from the IPO and partial exercise of the over-allotment option of approximately $10.8 million (net of issuance cost of approximately $2.9 million, including certain warrants with a value of $196 issued in connection with the IPO).

c.	Immediately prior to the consummation of the IPO, certain members of the Company's management exercised options to purchase 25,624 ordinary shares granted to them under the 2006 Unit Option Plan.

d.
On August 20, 2014, the Company entered into a certain credit line agreement, pursuant to which it obtained a credit line in an aggregate principal amount of $12 million from certain lenders and existing shareholders (the "Lenders").  The credit line amount was deposited in an escrow account at the closing, which was consummated on October 14, 2014. The Company issued to each Lender at closing a warrant (collectively, the "Credit Line Warrants"), to purchase a number of the Company's ordinary shares constituting 2% of its share capital on a fully diluted basis (assuming conversion of all of the Company's convertible securities into ordinary shares at a 1:1 conversion rate) as of the closing for each $1 million (or portion thereof) extended by such Lender.  The Company issued Credit Line Warrants ("CLA Warrants") to purchase in the aggregate 221,556 of its ordinary shares.  The CLA Warrants are exercisable for a period of ten years at an exercise price of NIS 2.40 per share, and may be exercised on a net issuance basis.

Under the terms of the credit line agreement, the Company directed that the entire credit line amount (that was in escrow) be invested in the Private Placement, consummated simultaneously with the consummation of the IPO on February 24, 2015. The Company issued to the Lenders 166,667 units at a price of $72 per unit, before issuance cost. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitles the holder to purchase one ordinary share at an exercise price of $90. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $82.80. The Company received net proceeds from the Private Placement of approximately $10.9 million (net of issuance cost of approximately $1.2 million, including certain warrants with a value of $125 issued in connection with the Private Placement).

Upon the closing of the Private Placement, the Company issued to certain finders engaged by the Company in connection with the credit line agreement warrants to purchase 5,837 ordinary shares, with an exercise price of $60.72 per share and exercisable until the end of two years from grant date, and warrants to purchase 1,430 ordinary shares, with an exercise price of NIS 2.40 ($0.60) per share and exercisable until the end of two years from grant date (“Finders Warrants”). These grants were accounted for as a deduction of equity. In addition, the brokerage services providers received $0.9 million in cash commission. Finders Warrants to purchase 1,396 ordinary shares were exercised during the year ended December 31, 2017. The remaining 5,871 Finders Warrants were expired during the year ended December 31, 2017.

e.
During the years ended December 31, 2016 and 2015 certain Private Placement investors exercised CLA Warrants to purchase an aggregate 9,231 and 47,449 ordinary shares at a price per share equal to NIS 2.40 ($0.60), respectively. No such warrants were exercised during the year ended December 31, 2017.

During the years ended December 31, 2017, 2016 and 2015, certain Private Placement investors exercised CLA Warrants to purchase an aggregate 9,912, 34,508 and 82,348 ordinary shares, respectively, on a cashless basis, which resulted in the expiration of 243, 761 and 2,022 CLA Warrants, respectively. As of December 31, 2017 and 2016, 35,082 and 45,237 CLA Warrants were outstanding, respectively.

f.
Upon the closing of the IPO, the Company issued warrants to purchase 8,334 ordinary shares at an exercise price of $90 to the IPO lead underwriter and warrants to purchase 1,250 ordinary shares at an exercise price of $60.72 to the Company's U.S. legal counsel.

g .
On June 24, 2015, the Company entered into Amendment No. 1 to the Warrant Agreement, dated June 24, 2015, between the Company and American Stock Transfer & Trust Company LLC, as Warrant Agent, to extend the Registration Due Date to the date which is 180 days following the date of closing of the Company's initial public offering (i.e., August 23, 2015) in order to allow the shareholders who were the original purchasers of IPO Units additional time to become the direct registered owners of the ordinary shares underlying the IPO Units. As of December 31, 2017 and December 31, 2016, 378,047 and 388,980 Long Term Incentive Warrants were outstanding, respectively.

h.
On August 11, 2016, the Company consummated a registered direct offering of 53,635 ordinary shares at a price of $22.80 per share and pre-funded warrants to purchase 209,524 ordinary shares at a purchase price of $22.20 per pre-funded warrant. The pre-funded warrants have an exercise price of $0.60 per share, subject to certain adjustments and will expire on August 11, 2023, unless otherwise extended in accordance with the terms of the pre-funded warrants.  The Company received gross proceeds from the August registered direct offering of approximately $5.9 million (including proceeds from the exercise of 47,917 pre-funded warrants at the closing of the offering).
As of December 31, 2016, additional pre-funded warrants to purchase an aggregate 137,441 ordinary shares had been exercised, for additional proceeds of $82.5.

On January 23, 2017, the remaining pre-funded warrants to purchase 24,167 ordinary shares were exercised, for additional proceeds of $14.5.

As of December 31, 2016, 24,167 pre-funded warrants were outstanding.
As of December 31, 2017, there were no outstanding pre-funded warrants.

i.
On June 2, 2017, the Company consummated a registered direct offering of 112,460 ordinary shares at a price of $24.00 per share and a simultaneous private placement of one-year warrants to purchase 112,460 ordinary shares at an exercise price of $25.50 per share immediately exercisable. The Company received gross proceeds from the June registered direct offering of approximately $2.69 million. As of December 31, 2017, all the warrants issued in this offering were outstanding.

j.
On November 22, 2017, the Company consummated a registered direct offering of 189,387 ordinary shares at a price of $13.20 per share and a simultaneous private placement of five-year warrants to purchase 142,042 ordinary shares at an exercise price of $15 per share immediately exercisable. The Company received gross proceeds from the November registered direct offering of approximately $2.5 million. As of December 31, 2017, all the warrants issued in this offering were outstanding.